CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the year	$ (59,268,859)	$ (19,825,314)
Adjustments for:
Depreciation	281,117	58,733
Foreign exchange loss, unrealized	1,169,365
Gain on disposal of mineral property	(65,651)
Impairment		292,336
Income tax expense	150,000
Income taxes paid	(78,499)
Interest expense	58,028
Interest income	(1,007,521)	(335,164)
Share-based compensation	6,133,632	2,981,855
Changes in non-cash working capital items:
Amounts receivable	(232,896)	(55,052)
Taxes receivable	(4,154,080)	(2,368,251)
Prepaids and deposits	(284,538)	(257,377)
Accounts payable and accrued liabilities	3,073,632	471,876
Net cash used in operating activities	(54,226,270)	(19,036,358)
CASH FLOWS FROM INVESTING ACTIVITIES
Interest received	791,017	288,278
Exploration and evaluation assets	(692,591)	(3,303,260)
Option payment received	456,844	126,007
Purchase of property and equipment	(1,119,623)	(360,579)
Net cash used in investing activities	(564,353)	(3,249,554)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital stock issued	129,244,926	57,674,819
Capital stock issuance costs	(6,699,738)	(1,491,489)
Payment of lease liabilities	(181,184)
Net cash provided by financing activities	122,364,004	56,183,330
Effect of foreign exchange on cash and cash equivalents	(1,203,330)
Change in cash and cash equivalents, during the year	66,370,051	33,897,418
Cash and cash equivalents, beginning of the year	44,013,742	10,116,324
Cash and cash equivalents, end of the year	$ 110,383,793	$ 44,013,742